Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Variable Insurance Funds
Central Index Key	dei_EntityCentralIndexKey	0000857490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2013
Balanced Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation and reasonable current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 24%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	24.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established large and mid-size companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Portfolio's bond holdings may counteract some of the volatility experienced by the Portfolio's stock holdings.

With approximately 60% to 70% of its assets allocated to stocks, the Portfolio is proportionately subject to stock risks: stock market risk, which is the chance that stock prices overall will decline; and investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

With approximately 30% to 40% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Portfolio's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Portfolio is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Balanced Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite stock/bond index, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.60% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.86% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Balanced Portfolio | Balanced Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 23, 1991
2003	rr_AnnualReturn2003	20.45%
2004	rr_AnnualReturn2004	11.29%
2005	rr_AnnualReturn2005	6.83%
2006	rr_AnnualReturn2006	14.96%
2007	rr_AnnualReturn2007	8.36%
2008	rr_AnnualReturn2008	(22.57%)
2009	rr_AnnualReturn2009	22.90%
2010	rr_AnnualReturn2010	11.02%
2011	rr_AnnualReturn2011	3.70%
2012	rr_AnnualReturn2012	12.56%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.86%)
One Year	rr_AverageAnnualReturnYear01	12.56%
Five Years	rr_AverageAnnualReturnYear05	4.28%
Ten Years	rr_AverageAnnualReturnYear10	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1991
Capital Growth Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of large- and mid-capitalization stocks.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Mid- and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Asset concentration risk, which is the chance that the Portfolio's performance may be adversely affected by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. Significant investments in the health care and information technology sectors subject the Portfolio to proportionately higher exposure to the risks of these sectors.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Capital Growth Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.63% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -21.64% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.37%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	42
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	132
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	230
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	518
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 03, 2002
2003	rr_AnnualReturn2003	37.24%
2004	rr_AnnualReturn2004	17.63%
2005	rr_AnnualReturn2005	7.68%
2006	rr_AnnualReturn2006	11.63%
2007	rr_AnnualReturn2007	12.48%
2008	rr_AnnualReturn2008	(30.36%)
2009	rr_AnnualReturn2009	34.30%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(0.93%)
2012	rr_AnnualReturn2012	15.47%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
One Year	rr_AverageAnnualReturnYear01	15.47%
Five Years	rr_AverageAnnualReturnYear05	3.88%
Ten Years	rr_AverageAnnualReturnYear10	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2002
Conservative Allocation Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide current income and low to moderate level of capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 17%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests in other Vanguard mutual funds, rather than in individual securities. The Portfolio follows a balanced investment approach by allocating approximately 60% of its assets to bond funds and 40% to stock funds. The Portfolio's targeted asset allocation among the underlying funds is:

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 60%

Vanguard Variable Insurance Fund Equity Index Portfolio 23%

Vanguard Total International Stock Index Fund 12%

Vanguard Extended Market Index Fund 5%

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from its target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio's assets in the aggregate.

The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The Portfolio's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Portfolio invests more than half of its assets in fixed income securities, the Portfolio's overall level of risk should be low to moderate.

With approximately 60% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 40% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of the underlying fund's target index.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Portfolio began operations onOctober 19, 2011, so performance information is not yet available.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Conservative Allocation Portfolio Investor Shares
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.03% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -0.51% (quarter ended June 30, 2012 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2012 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2012 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 19, 2011
2012	rr_AnnualReturn2012	9.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.51%)
One Year	rr_AverageAnnualReturnYear01	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2011
Diversified Value Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation and income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 14%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Asset concentration risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Diversified Value Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.79% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -20.32% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.33%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	36
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	113
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	197
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	443
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 08, 1999
2003	rr_AnnualReturn2003	31.12%
2004	rr_AnnualReturn2004	20.46%
2005	rr_AnnualReturn2005	7.61%
2006	rr_AnnualReturn2006	18.88%
2007	rr_AnnualReturn2007	3.93%
2008	rr_AnnualReturn2008	(36.14%)
2009	rr_AnnualReturn2009	26.92%
2010	rr_AnnualReturn2010	9.33%
2011	rr_AnnualReturn2011	3.92%
2012	rr_AnnualReturn2012	16.50%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.32%)
One Year	rr_AverageAnnualReturnYear01	16.50%
Five Years	rr_AverageAnnualReturnYear05	1.42%
Ten Years	rr_AverageAnnualReturnYear10	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1999
Equity Income Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 28%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	28.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Mid- and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Equity Income Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Returns for the Variable Insurance Equity Income Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.14% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -17.99% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.33%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	34
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	106
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	185
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	418
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 1993
2003	rr_AnnualReturn2003	24.44%
2004	rr_AnnualReturn2004	13.32%
2005	rr_AnnualReturn2005	4.14%
2006	rr_AnnualReturn2006	20.70%
2007	rr_AnnualReturn2007	4.53%
2008	rr_AnnualReturn2008	(30.91%)
2009	rr_AnnualReturn2009	16.77%
2010	rr_AnnualReturn2010	14.71%
2011	rr_AnnualReturn2011	10.27%
2012	rr_AnnualReturn2012	13.40%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.99%)
One Year	rr_AverageAnnualReturnYear01	13.40%
Five Years	rr_AverageAnnualReturnYear05	2.96%
Ten Years	rr_AverageAnnualReturnYear10	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 1993
Equity Index Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 9%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	9.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Portfolio to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Equity Index Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.95% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.84% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 29, 1991
2003	rr_AnnualReturn2003	28.47%
2004	rr_AnnualReturn2004	10.80%
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	15.71%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(36.93%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	1.93%
2012	rr_AnnualReturn2012	15.86%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
One Year	rr_AverageAnnualReturnYear01	15.86%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 1991
Growth Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 43%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	43.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Portfolio's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the information technology sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Growth Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of relevant market indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.12% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -21.54% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2012 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Growth Portfolio | Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.37%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	42
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	132
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	230
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	518
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 07, 1993
2003	rr_AnnualReturn2003	26.13%
2004	rr_AnnualReturn2004	7.25%
2005	rr_AnnualReturn2005	11.49%
2006	rr_AnnualReturn2006	1.91%
2007	rr_AnnualReturn2007	10.22%
2008	rr_AnnualReturn2008	(37.72%)
2009	rr_AnnualReturn2009	35.05%
2010	rr_AnnualReturn2010	11.81%
2011	rr_AnnualReturn2011	(0.84%)
2012	rr_AnnualReturn2012	18.43%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
One Year	rr_AverageAnnualReturnYear01	18.43%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Ten Years	rr_AverageAnnualReturnYear10	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 1993
High Yield Bond Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as 'junk bonds'-with medium- and lower-range credit-quality ratings. Under normal circumstances, the Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. (Moody's); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders.

The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Portfolio may invest will be rated Baa or below by Moody's; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's high-yield bonds and loans have mostly short- and intermediate-term maturities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Portfolio because it invests primarily in bonds and loans with medium- and lower-range credit-quality ratings.

Income risk, which is the chance that the Portfolio's income will decline because of falling interest rates. A Portfolio's income declines when interest rates fall because the Portfolio then must invest in lower-yielding bonds. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Portfolio's monthly income to fluctuate accordingly.

Interest rate risk, which is the chance that bond and loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Liquidity risk, which is the chance that the Portfolio could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Portfolio needs to sell a portfolio security during periods of infrequent trading of the security, it may not receive full value for the security.

Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this portfolio.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - High Yield Bond Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.41% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -14.60% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1996
2003	rr_AnnualReturn2003	16.87%
2004	rr_AnnualReturn2004	8.53%
2005	rr_AnnualReturn2005	2.75%
2006	rr_AnnualReturn2006	8.27%
2007	rr_AnnualReturn2007	1.95%
2008	rr_AnnualReturn2008	(21.95%)
2009	rr_AnnualReturn2009	38.85%
2010	rr_AnnualReturn2010	12.10%
2011	rr_AnnualReturn2011	6.93%
2012	rr_AnnualReturn2012	14.30%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.60%)
One Year	rr_AverageAnnualReturnYear01	14.30%
Five Years	rr_AverageAnnualReturnYear05	8.23%
Ten Years	rr_AverageAnnualReturnYear10	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1996
International Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 29%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	29.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks, and, to the extent that the Portfolio is invested in them, small- and mid-capitalization stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Portfolio may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Portfolio's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex

, which have investment characteristics similar to those of the Portfolio.

As of June 1, 2010, the Portfolio's benchmark was changed to the MSCI All Country World Index (ACWI) ex USA Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets excluding the United States. The MSCI ACWI ex USA is expected to be a more suitable index because it is more consistent with the Portfolio's investment objective and strategies. As of June 1, 2010, the Spliced International Index consists of the MSCI EAFE Index through May 31, 2010, and the MSCI ACWI ex USA Index thereafter.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - International Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of relevant market indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.31% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
International Portfolio | International Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.44%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	50
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	157
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	274
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	616
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1994
2003	rr_AnnualReturn2003	34.88%
2004	rr_AnnualReturn2004	19.42%
2005	rr_AnnualReturn2005	16.31%
2006	rr_AnnualReturn2006	26.75%
2007	rr_AnnualReturn2007	17.41%
2008	rr_AnnualReturn2008	(44.87%)
2009	rr_AnnualReturn2009	42.57%
2010	rr_AnnualReturn2010	15.79%
2011	rr_AnnualReturn2011	(13.54%)
2012	rr_AnnualReturn2012	20.14%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.31%)
One Year	rr_AverageAnnualReturnYear01	20.14%
Five Years	rr_AverageAnnualReturnYear05	(1.12%)
Ten Years	rr_AverageAnnualReturnYear10	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1994
Mid-Cap Index Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 23%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	23.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Portfolio to underperform the overall stock market.

Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Mid-Cap Index Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.65% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 09, 1999
2003	rr_AnnualReturn2003	34.06%
2004	rr_AnnualReturn2004	20.32%
2005	rr_AnnualReturn2005	13.97%
2006	rr_AnnualReturn2006	13.75%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(41.81%)
2009	rr_AnnualReturn2009	40.37%
2010	rr_AnnualReturn2010	25.37%
2011	rr_AnnualReturn2011	(2.04%)
2012	rr_AnnualReturn2012	15.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
One Year	rr_AverageAnnualReturnYear01	15.82%
Five Years	rr_AverageAnnualReturnYear05	3.04%
Ten Years	rr_AverageAnnualReturnYear10	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 1999
Moderate Allocation Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests in other Vanguard mutual funds, rather than in individual securities. The Portfolio follows a balanced investment approach by allocating approximately 60% of its assets to stock funds and 40% to bond funds. The Portfolio's targeted asset allocation among the underlying funds is:

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio 40%

Vanguard Variable Insurance Fund Equity Index Portfolio 34%

Vanguard Total International Stock Index Fund 18%

Vanguard Extended Market Index Fund 8%

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio's assets invested in either of these two underlying funds may deviate slightly from its target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio's assets in the aggregate.

The Portfolio's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. The Portfolio's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Portfolio invests a significant portion of its assets in fixed income securities, the Portfolio's overall level of risk should be moderate.

With approximately 60% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 40% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Index sampling risk, which is the chance that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of the underlying fund's target index.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Portfolio began operations onOctober 19, 2011, so performance information is not yet available.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Moderate Allocation Portfolio Investor Shares
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.52% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -1.82% (quarter ended June 30, 2012 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2012 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2012 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 19, 2011
2012	rr_AnnualReturn2012	11.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.52%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.82%)
One Year	rr_AverageAnnualReturnYear01	11.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2011
Money Market Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Policies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Portfolio is designed for investors with a low tolerance for risk; however, the Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Income risk, which is the chance that the Portfolio's income will decline because of falling interest rates. Because the Portfolio's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Portfolio because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry, the Portfolio's performance depends to a greater extent on the overall condition of that industry.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Money Market Fund	rr_RiskMoneyMarketFund	The Portfolio is designed for investors with a low tolerance for risk. The Fund is subject to the following risks, which could affect the Fund's performance:
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Money Market Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Returns for the Variable Insurance Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.32% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.03% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2006 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Money Market Portfolio | Money Market Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 1991
2003	rr_AnnualReturn2003	1.01%
2004	rr_AnnualReturn2004	1.26%
2005	rr_AnnualReturn2005	3.17%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	2.83%
2009	rr_AnnualReturn2009	0.62%
2010	rr_AnnualReturn2010	0.23%
2011	rr_AnnualReturn2011	0.17%
2012	rr_AnnualReturn2012	0.14%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.03%
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Years	rr_AverageAnnualReturnYear05	0.79%
Ten Years	rr_AverageAnnualReturnYear10	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 1991
REIT Index Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 8%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	8.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Industry concentration risk, which is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Because the Portfolio concentrates its assets in REIT stocks, industry concentration risk is high.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index may, at times, become focused in stocks of a limited number of companies, which could cause the Portfolio to underperform the overall stock market.

Interest rate risk, which is the chance that REIT stock prices overall will decline because of rising interest rates. Interest rate risk should be high for the Portfolio.

Investment style risk, which is the chance that returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, REIT stocks have performed quite differently from the overall market.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - REIT Index Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -38.26% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	29
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	90
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	157
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	356
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 09, 1999
2003	rr_AnnualReturn2003	35.48%
2004	rr_AnnualReturn2004	30.51%
2005	rr_AnnualReturn2005	11.83%
2006	rr_AnnualReturn2006	34.93%
2007	rr_AnnualReturn2007	(16.60%)
2008	rr_AnnualReturn2008	(37.25%)
2009	rr_AnnualReturn2009	29.14%
2010	rr_AnnualReturn2010	28.25%
2011	rr_AnnualReturn2011	8.44%
2012	rr_AnnualReturn2012	17.46%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.45%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.26%)
One Year	rr_AverageAnnualReturnYear01	17.46%
Five Years	rr_AverageAnnualReturnYear05	5.77%
Ten Years	rr_AverageAnnualReturnYear10	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide current income while maintaining limited price volatility.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 79%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	79.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc. (Moody's), or by another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency, or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Portfolio is designed for investors with a low tolerance for risk; however, you could still lose money by investing in it. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Income risk, which is the chance that the Portfolio's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio's monthly income to fluctuate.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Although the Portfolio invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Portfolio because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Portfolio is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Short-Term Investment-Grade Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -2.98% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 08, 1999
2003	rr_AnnualReturn2003	3.55%
2004	rr_AnnualReturn2004	2.07%
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	(3.45%)
2009	rr_AnnualReturn2009	13.86%
2010	rr_AnnualReturn2010	5.22%
2011	rr_AnnualReturn2011	2.02%
2012	rr_AnnualReturn2012	4.42%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.98%)
One Year	rr_AverageAnnualReturnYear01	4.42%
Five Years	rr_AverageAnnualReturnYear05	4.26%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 1999
Small Company Growth Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Portfolio. They are not direct costs paid by Portfolio shareholders and are not used to calculate the Portfolio's net asset value. They have no impact on the costs associated with portfolio operations. Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 61%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

Under normal circumstances the Portfolio invests at least 80% of its assets primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. Significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Small Company Growth Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.48% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -25.40% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 03, 1996
2003	rr_AnnualReturn2003	41.07%
2004	rr_AnnualReturn2004	15.30%
2005	rr_AnnualReturn2005	6.26%
2006	rr_AnnualReturn2006	10.21%
2007	rr_AnnualReturn2007	3.77%
2008	rr_AnnualReturn2008	(39.47%)
2009	rr_AnnualReturn2009	39.38%
2010	rr_AnnualReturn2010	31.79%
2011	rr_AnnualReturn2011	1.36%
2012	rr_AnnualReturn2012	14.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.48%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
One Year	rr_AverageAnnualReturnYear01	14.65%
Five Years	rr_AverageAnnualReturnYear05	5.26%
Ten Years	rr_AverageAnnualReturnYear10	9.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1996
Total Bond Market Index Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a broad, market-weighted bond index.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 105%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	105.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual portfolio operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-all with maturities of more than 1 year.

The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk, which is the chance that the Portfolio's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio's monthly income to fluctuate accordingly.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Portfolio because it purchases only bonds that are of investment-grade quality.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Portfolio because it invests only a portion of its assets in callable bonds and mortgage-backed securities.

Index sampling risk, which is the chance that the securities selected for the Portfolio, in the aggregate, will not provide investment performance matching that of the Portfolio's target index. Index sampling risk for the Portfolio should be low.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	As of January 1, 2010, the Portfolio began to track the Barclays Capital U.S. Aggregate Float Adjusted Index to better track the bond market targeted by the Portfolio's investment objective.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Total Bond Market Index Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.40% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.56% (quarter ended June 30, 2004 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2004 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 29, 1991
2003	rr_AnnualReturn2003	4.02%
2004	rr_AnnualReturn2004	4.20%
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	4.40%
2007	rr_AnnualReturn2007	6.89%
2008	rr_AnnualReturn2008	5.23%
2009	rr_AnnualReturn2009	5.94%
2010	rr_AnnualReturn2010	6.50%
2011	rr_AnnualReturn2011	7.65%
2012	rr_AnnualReturn2012	4.02%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
One Year	rr_AverageAnnualReturnYear01	4.02%
Five Years	rr_AverageAnnualReturnYear05	5.86%
Ten Years	rr_AverageAnnualReturnYear10	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 1991
Total Stock Market Index Portfolio | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 8%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	8.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% a year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds-Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. Though the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds. The Portfolio is subject to the following risk, which could affect the Portfolio's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Total Stock Market Index Portfolio Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.95% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -22.75% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 08, 2003
2004	rr_AnnualReturn2004	12.55%
2005	rr_AnnualReturn2005	6.13%
2006	rr_AnnualReturn2006	15.52%
2007	rr_AnnualReturn2007	5.16%
2008	rr_AnnualReturn2008	(37.28%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	0.83%
2012	rr_AnnualReturn2012	16.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
One Year	rr_AverageAnnualReturnYear01	16.33%
Five Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2003
MSCI EAFE Index | International Portfolio | International Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years	rr_AverageAnnualReturnYear10	8.21%
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.07%
Five Years	rr_AverageAnnualReturnYear05	0.44%
Ten Years	rr_AverageAnnualReturnYear10	1.69%
Barclays U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Barclays U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Five Years	rr_AverageAnnualReturnYear05	10.34%
Ten Years	rr_AverageAnnualReturnYear10	10.62%
Barclays U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.51%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.26%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.77%
Five Years	rr_AverageAnnualReturnYear05	5.94%
Ten Years	rr_AverageAnnualReturnYear10	11.63%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.13%
Five Years	rr_AverageAnnualReturnYear05	4.07%
Ten Years	rr_AverageAnnualReturnYear10	10.55%
S&P MidCap 400 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%
Five Years	rr_AverageAnnualReturnYear05	5.15%
Ten Years	rr_AverageAnnualReturnYear10	10.53%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.36%
Five Years	rr_AverageAnnualReturnYear05	3.81%
Ten Years	rr_AverageAnnualReturnYear10	6.82%
MSCI ACWI ex USA Index Gross | International Portfolio | International Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.39%
Five Years	rr_AverageAnnualReturnYear05	(2.44%)
Ten Years	rr_AverageAnnualReturnYear10	10.22%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.77%
Five Years	rr_AverageAnnualReturnYear05	5.58%
Ten Years	rr_AverageAnnualReturnYear10	11.58%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.86%
Five Years	rr_AverageAnnualReturnYear05	0.96%
Ten Years	rr_AverageAnnualReturnYear10	6.86%
Variable Insurance Money Market Funds Average | Money Market Portfolio | Money Market Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.48%
Ten Years	rr_AverageAnnualReturnYear10	1.57%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.04%
Five Years	rr_AverageAnnualReturnYear05	3.19%
Ten Years	rr_AverageAnnualReturnYear10	10.01%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.04%
Five Years	rr_AverageAnnualReturnYear05	3.19%
Ten Years	rr_AverageAnnualReturnYear10	10.43%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.44%
Five Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.44%
Five Years	rr_AverageAnnualReturnYear05	2.07%
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.75%
Five Years	rr_AverageAnnualReturnYear05	2.60%
Ten Years	rr_AverageAnnualReturnYear10	none
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.75%
Five Years	rr_AverageAnnualReturnYear05	2.60%
Ten Years	rr_AverageAnnualReturnYear10	8.60%
Barclays U.S. Aggregate Float Adjusted Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.32%
Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.32%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
Spliced Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.32%
Five Years	rr_AverageAnnualReturnYear05	5.99%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
Spliced International Index | International Portfolio | International Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(4.05%)
Ten Years	rr_AverageAnnualReturnYear10	8.01%
Conservative Allocation Composite Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%
Moderate Allocation Composite Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.89%
Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.38%
Since Inception	rr_AverageAnnualReturnSinceInception	17.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05	2.21%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.38%
Five Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.12%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
[1]	Vanguard and the Portfolio's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the temporary expense limitation at any time.